INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Broadcasting
			licences, naming
			rights, projects
	Spectrum		under development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2019	$979.3	$1,270.7	$352.5	$2,602.5
Additions	—	125.6	80.3	205.9
Net change in additions financed with non-cash balances	—	(114.2)	63.8	(50.4)
Business acquisitions	—	0.1	9.6	9.7
Reclassification	—	129.0	(129.0)	—
Retirement, disposals and other	—	(21.7)	(4.9)	(26.6)
Balance as of December 31, 2020	979.3	1,389.5	372.3	2,741.1
Additions[1]	830.0	92.3	96.4	1,018.7
Net change in additions financed with non-cash balances	—	(35.3)	43.0	7.7
Business acquisitions	—	—	16.2	16.2
Reclassification	—	68.0	(68.0)	—
Retirement, disposals and other	—	(17.1)	(26.9)	(44.0)
Balance as of December 31, 2021	$1,809.3	$1,497.4	$433.0	$3,739.7

Accumulated amortization and impairment losses

Balance as of December 31, 2019	$247.7	$737.6	$173.2	$1,158.5
Amortization	—	133.0	10.4	143.4
Retirement, disposals and other	—	(21.7)	(5.8)	(27.5)
Balance as of December 31, 2020	247.7	848.9	177.8	1,274.4
Amortization	—	150.8	14.5	165.3
Retirement, disposals and other	—	(17.3)	(26.8)	(44.1)
Balance as of December 31, 2021	$247.7	$982.4	$165.5	$1,395.6

Net carrying amount
As of December 31, 2020	$731.6	$540.6	$194.5	$1,466.7
As of December 31, 2021	$1,561.6	$515.0	$267.5	$2,344.1
1	In 2021, Videotron acquired 294 blocks of spectrum in the 3500 MHz band across the country. More than half of the investment is concentrated in four Canadian provinces outside Québec: southern and eastern Ontario, Manitoba, Alberta and British Columbia. Videotron made an initial deposit of $166.0 million in the third quarter of 2021 for the acquisition of these spectrum licences. The final payment of $664.0 million was made on December 17, 2021.

The cost of internally generated intangible assets, mainly composed of software, was $902.1 million as of December 31, 2021 ($732.5 million as of December 31, 2020). For the year ended December 31, 2021, the Corporation recorded additions of internally generated intangible assets of $186.0 million ($98.6 million in 2020 and $65.2 million in 2019).

12. INTANGIBLE ASSETS (continued)

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, were $485.1 million as of December 31, 2021 ($437.2 million as of December 31, 2020). For the year ended December 31, 2021, the Corporation recorded $64.2 million in amortization on its internally generated intangible assets ($52.2 million in 2020 and $45.2 million in 2019). The net carrying value of internally generated intangible assets was $417.0 million as of December 31, 2021 ($295.3 million as of December 31, 2020).

Spectrum licences are allocated to the Telecommunications CGU, broadcasting licences are allocated to the Broadcasting CGU, trademarks are allocated to the Telecommunications and Magazines CGUs, while sport franchises are allocated to the Sports and Entertainment CGU. The net carrying value of intangible assets with an indefinite useful life was $1,571.1 million as of December 31, 2021 ($741.1 million as of December 31, 2020).